Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of liquidity and capitalization

As at	Dec 31 2020	Dec 31 2019
Liquidity:
Cash and cash equivalents	$833,841	$416,763
Undrawn credit facilities	300,000	300,000
Undrawn G3 construction facilities	627,000	800,000
Total liquidity	$1,760,841	$1,516,763
Capitalization:
G3 construction facility	$176,335	$—
Unsecured notes, including current portion	1,979,125	1,535,662
Egypt limited recourse debt facilities, including current portion	46,948	75,165
Other limited recourse debt facilities, including current portion	160,964	158,026
Total debt	2,363,372	1,768,853
Non-controlling interests	292,357	298,675
Shareholders’ equity	1,149,100	1,331,685
Total capitalization	$3,804,829	$3,399,213
Total debt to capitalization[1]	62%	52%
Net debt to capitalization[2]	51%	45%
[1]     Total debt (including 100% of Egypt and Other limited recourse debt facilities) divided by total capitalization.
2 Total debt (including 100% of Egypt and Other limited recourse debt facilities) less cash and cash equivalents divided by total capitalization less cash and cash equivalents.